Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Dec. 31, 2021
Temporary equity possible redemption per share	1,348,049	1,348,049		1,348,049
Temporary equity possible redemption per share value	$ 10.20	$ 10.20		$ 10.20
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Temporary Equity, Aggregate Amount of Redemption Requirement			$ 13,026,951
Common Class A [Member]
Temporary equity possible redemption per share	1,348,049	14,375,000		14,375,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock shares outstanding	0	0		0
Common stock, shares, issued	0	0		0
Common stock shares of redemption	1,348,049	1,348,049		1,348,049
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock shares outstanding	4,791,667	4,791,667		4,791,667
Common stock, shares, issued	4,791,667	4,791,667		4,791,667